Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Changes in Items of Property, Plant and Equipment

Changes in items of property, plant and equipment are as follows:

	Land and buildings	Plant and machinery	Industrial and commercial equipment	Other tangible assets	Assets under construction and advances	Total
	(EUR thousand)
Cost
At January 1, 2023	166,423	523,764	51,640	15,182	298,527	1,055,535
Additions	9,714	41,942	5,008	317	395,858	452,839
Acquisition of Perugini S.r.l.	687	1,052	313	130	—	2,182
Disposals	—	(1,550)	(125)	(86)	—	(1,762)
Reclassifications	24,203	45,274	2,827	673	(72,977)	—
Exchange differences	2,593	5,306	349	287	(8,720)	(184)
At December 31, 2023	203,620	615,788	60,012	16,503	612,688	1,508,611
Additions	2,003	34,869	3,029	1,125	234,571	275,597
Disposals	(3,480)	(5,495)	(174)	(94)	(9)	(9,252)
Reclassifications	187,761	110,182	12,125	2,248	(312,316)	—
Impairment	—	—	—	—	(2,616)	(2,616)
Exchange differences	670	(8,925)	(380)	(645)	14,674	5,394
At December 31, 2024	390,574	746,419	74,612	19,137	546,992	1,777,734

Depreciation and impairment
At January 1, 2023	75,879	286,235	41,432	10,588	—	414,134
Depreciation charge for the year	7,201	47,563	6,358	1,469	—	62,591
Acquisition of Perugini S.r.l.	145	914	274	111	—	1,444
Reclassifications	(10)	—	—	10	—	—
Disposals	—	(1,505)	(72)	(85)	—	(1,662)
Exchange differences	796	2,524	131	164	—	3,615
At December 31, 2023	84,011	335,731	48,123	12,257	—	480,122
Depreciation charge for the year	9,220	42,789	9,036	1,555	—	62,600
Disposals	(1,038)	(4,677)	(162)	(94)	—	(5,971)
Exchange differences	(1,811)	(4,916)	(225)	(467)	—	(7,419)
At December 31, 2024	90,382	368,927	56,772	13,251	—	529,332

Net book value
At December 31, 2024	300,192	377,492	17,840	5,886	546,992	1,248,402
At December 31, 2023	119,609	280,057	11,889	4,246	612,688	1,028,489

At December 31, 2024, t